CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
CONCESSIONS PAYABLE
Summary of Concessions Payable
	12/31/2023	12/31/2022
Disputed lease and concession:
Rumo Malha Oeste S.A.	2,206,945	1,957,149
	2,206,945	1,957,149

Lease installment payments:
Rumo Malha Paulista S.A.	1,067,256	1,138,076
	1,067,256	1,138,076
Concessions and grants:
Rumo Malha Sul S.A.	76,191	81,112
Rumo Malha Paulista S.A.	190,282	156,497
Rumo Malha Central S.A.	24,699	18,576
	291,172	256,185
Total	3,565,373	3,351,410
Current	250,971	256,759
Non-current	3,314,402	3,094,651
	3,565,373	3,351,410

Schedule of leases and grants related to concession payable

b)        Leases and grants within the scope of IFRS 16

	12/31/2023	12/31/2022
Leases:
Rumo Malha Sul S.A.	452,701	542,996
Rumo Malha Paulista S.A.	422,173	539,900
Rumo Malha Oeste S.A.	131,038	185,324
Portofer Transporte Ferroviário Ltda.	—	11,658
	1,005,912	1,279,878
Grants:
Rumo Malha Paulista S.A. (renewal)	919,011	732,727
Rumo Malha Central S.A.	940,456	792,374
	1,859,467	1,525,101
Total	2,865,379	2,804,979
Current	358,464	350,719
Non-current	2,506,915	2,454,260
	2,865,379	2,804,979